ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Earnings per share
Average exercise price of warrants (in dollars per share)						$ 12.64
If net income had been earned
Earnings per share
Warrants to purchase common shares included in fully diluted earnings per share						0
Stock options
Earnings per share
Potentially dilutive securities excluded from the computation of dilutive net loss per common share			1,200,000	1,000,000	1,000,000	1,200,000
Average exercise price of common stock (in dollars per share)	$ 4.08	$ 5.67	$ 4.08	$ 5.67
Common shares included in fully diluted earnings per share	298,700	101,600	182,200	50,800
Warrants
Earnings per share
Potentially dilutive securities excluded from the computation of dilutive net loss per common share						30,000
Stock options
Earnings per share
Average exercise price of common stock (in dollars per share)	$ 4.08		$ 4.08		$ 5.03	$ 7.43	$ 8.76
Stock options | If net income had been earned
Earnings per share
Common shares included in fully diluted earnings per share					25,000	400
Unvested restricted stock awards | If net income had been earned
Earnings per share
Common shares included in fully diluted earnings per share						4,000